Restrictions on Cash and Due From Banks (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Restrictions on Cash and Due from Banks [Abstract]
Restricted Cash and Cash Equivalents	$ 340,000	$ 276,000